SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue from Contract with Customer [Abstract]
Contract assets	$ 3,802	¥ 27,752	¥ 26,107	¥ 50,838
Contract liabilities	$ 41,937	¥ 306,112	¥ 363,228	¥ 359,801	¥ 285,936